Income Taxes - Components of the deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Unearned premium reserves	$ 594	$ 545
Accrued compensation	145	137
Pension	192	86
Discount on loss reserves	67	53
Net operating loss carryover	50	50
Other assets	57	49
Other postretirement benefits	45	48
Total deferred tax assets	1,150	968
Deferred tax liabilities
DAC	(854)	(770)
Unrealized net capital gains	(2)	(422)
Life and annuity reserves	(194)	(241)
Intangible assets	(145)	(113)
Investments	(278)	(106)
Other liabilities	(102)	(98)
Total deferred tax liabilities	(1,575)	(1,750)
Net deferred tax liability	$ (425)	$ (782)